Interest and Finance Costs	12 Months Ended
Dec. 31, 2013
Interest and Finance Costs [Abstract]
Interest and Finance Costs

11.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2013	2012	2011
Interest expense on bank debt (Note 6)	3,029	2,652	551
Interest expense and other fees on related party debt (Note 3)	1,195	-	-
Amortization and write-off of deferred financing costs	197	197	681
Commitment fees and other	133	217	372
Total	4,554	3,066	1,604